Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 851,054
Fair value assets, ending balance	$ 887,521		887,521
Fair value liabilities, beginning balance			669,571
Fair value liabilities, ending balance	703,937		703,937
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	4,175	$ 3,822	4,183	$ 3,634
Gains (losses) included in earnings	149	(103)	59	(221)
Gains (losses) included in OCI	(65)	46	31	17
Purchases (issuances)	254	285	463	551
Settlement (sales) and other	(832)	(79)	(958)	(282)
Transfers into Level 3	(10)	(77)	(225)	(29)
Transfers out of Level 3	21	16	139	240
Fair value assets, ending balance	3,692	3,910	3,692	3,910
Gains (losses) included in earnings for positions still held	95	(65)	23	(102)
Fair value liabilities, beginning balance	(634)	(429)	(478)	(383)
Gains (losses) included in earnings	8	(4)	9	(51)
Gains (losses) included in OCI	7	(2)	1	1
Purchases (issuances)	(169)	(235)	(401)	(357)
Settlement (sales) and other	26	25	88	38
Transfers into Level 3	(44)	(89)	(210)	(90)
Transfers out of Level 3	264	101	449	209
Fair value liabilities, ending balance	(542)	(633)	(542)	(633)
Gains (losses) included in earnings for positions still held	9	6	46	(28)
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	697	640	680	644
Gains (losses) included in OCI	10	10	37	10
Purchases (issuances)	32	3	32	3
Settlement (sales) and other	(4)	(5)	(14)	(9)
Transfers into Level 3		2		2
Fair value assets, ending balance	735	650	735	650
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	32	30	31	29
Gains (losses) included in OCI	(1)			1
Fair value assets, ending balance	31	30	31	30
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	142	148	143	149
Gains (losses) included in OCI	(4)	1	2	4
Settlement (sales) and other	(4)	(5)	(11)	(9)
Fair value assets, ending balance	134	144	134	144
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	523	462	506	466
Gains (losses) included in OCI	15	9	35	5
Purchases (issuances)	32	3	32	3
Settlement (sales) and other			(3)
Transfers into Level 3		2		2
Fair value assets, ending balance	570	476	570	476
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(535)	(535)	(493)	(662)
Gains (losses) included in earnings	(47)	(77)	(35)	3
Gains (losses) included in OCI	2		2
Purchases (issuances)	28	(26)	(39)	(14)
Settlement (sales) and other	2	(3)	5	13
Transfers into Level 3	7	(5)	9	12
Transfers out of Level 3	21	(1)	29	1
Fair value assets, ending balance	(522)	(647)	(522)	(647)
Gains (losses) included in earnings for positions still held	(46)	(62)	(34)	17
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(66)	(49)	(51)	(49)
Gains (losses) included in earnings	3	10	(11)	(1)
Gains (losses) included in OCI	3	4	3	5
Purchases (issuances)		10	1	15
Settlement (sales) and other	(1)	(2)	(1)	3
Transfers into Level 3		2		2
Transfers out of Level 3	8	(2)	6	(2)
Fair value assets, ending balance	(53)	(27)	(53)	(27)
Gains (losses) included in earnings for positions still held	2	13	(23)	3
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(455)	(349)	(303)	(438)
Gains (losses) included in earnings	101	8	80	(115)
Gains (losses) included in OCI	16	(8)	3	6
Purchases (issuances)		(33)	(12)	(48)
Settlement (sales) and other	3	3	7	1
Transfers into Level 3	(49)	(79)	(274)	(86)
Transfers out of Level 3	(8)	160	107	382
Fair value assets, ending balance	(392)	(298)	(392)	(298)
Gains (losses) included in earnings for positions still held	125		109	(64)
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	8	4	18	3
Purchases (issuances)	16	(2)	6	(1)
Settlement (sales) and other	1	(8)	1	(8)
Fair value assets, ending balance	25	(6)	25	(6)
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	7	10	7	11
Settlement (sales) and other	(2)	(1)	(2)	(2)
Fair value assets, ending balance	5	9	5	9
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,876	1,815	1,781	1,859
Gains (losses) included in earnings	98	(8)	95	(54)
Gains (losses) included in OCI	(23)	12		4
Purchases (issuances)	51	202	141	367
Settlement (sales) and other	(795)	(47)	(814)	(240)
Transfers into Level 3		3	7	41
Transfers out of Level 3		(140)	(3)	(140)
Fair value assets, ending balance	1,207	1,837	1,207	1,837
Gains (losses) included in earnings for positions still held	20	(4)	19	(50)
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,643	2,286	2,544	2,266
Gains (losses) included in earnings	(6)	(36)	(70)	(54)
Gains (losses) included in OCI	(73)	28	(14)	(8)
Purchases (issuances)	127	131	334	229
Settlement (sales) and other	(36)	(16)	(140)	(40)
Transfers into Level 3	32		33
Transfers out of Level 3		(1)		(1)
Fair value assets, ending balance	2,687	2,392	2,687	2,392
Gains (losses) included in earnings for positions still held	(6)	(12)	(48)	(8)
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers into Level 3	32		32
Fair value assets, ending balance	32		32
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,643	2,286	2,544	2,266
Gains (losses) included in earnings	(6)	(36)	(70)	(54)
Gains (losses) included in OCI	(73)	28	(14)	(8)
Purchases (issuances)	127	131	334	229
Settlement (sales) and other	(36)	(16)	(140)	(40)
Transfers into Level 3			1
Transfers out of Level 3		(1)		(1)
Fair value assets, ending balance	2,655	2,392	2,655	2,392
Gains (losses) included in earnings for positions still held	(6)	(12)	(48)	(8)
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(634)	(429)	(478)	(383)
Gains (losses) included in earnings	8	(4)	9	(51)
Gains (losses) included in OCI	7	(2)	1	1
Purchases (issuances)	(169)	(235)	(401)	(357)
Settlement (sales) and other	26	25	88	38
Transfers into Level 3	(44)	(89)	(210)	(90)
Transfers out of Level 3	264	101	449	209
Fair value liabilities, ending balance	(542)	(633)	(542)	(633)
Gains (losses) included in earnings for positions still held	$ 9	$ 6	$ 46	$ (28)